Document And Entity Information	12 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	ARCH THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	46-0524102
Entity Address, Address Line One	235 Walnut St., Suite 6
Entity Address, City or Town	Framingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01702
City Area Code	617
Local Phone Number	431-2313
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	This registration statement contains two prospectuses: • A prospectus that covers the offer and sale by the registrant of up to $15,525,000 of Units (consisting of $15,525,000 of shares of Common Stock and Investor Warrants to purchase up to $15,525,000 of shares of Common Stock), up to $13,500,000 of Pre-Funded Units (consisting of Pre-Funded Warrants to purchase up to $13,500,000 of shares of Common Stock and Investor Warrants to purchase up to $13,500,000 of shares of Common Stock), up to $13,500,000 of shares of Common Stock underlying the Pre-Funded Warrants, up to $15,525,000 of shares of Common Stock underlying the Investor Warrants, Underwriter Warrants to purchase up to $970,313 of shares of Common Stock and up to $970,313 of shares of Common Stock underlying the Underwriter Warrants (the “Company Prospectus”); and • A prospectus that covers the resale of (i) 3,364,527 shares of Common Stock, (ii) up to 90,272,681 shares of Common Stock underlying warrants and (iii) up to 930,037 shares of Common Stock issuable upon conversion of convertible promissory notes (the “Resale Prospectus”). The Company Prospectus immediately follows this Explanatory Note, and the Resale Prospectus immediately and sequentially follows the Company Prospectus.
Entity Central Index Key	0001537561
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	true